Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues (note 3)	$ 2,749	$ 2,337	$ 4,249	$ 4,394
Cost of sales	(1,775)	(1,518)	(2,832)	(2,671)
Gross profit	974	819	1,417	1,723
Research and development	(690)	(1,530)	(1,824)	(2,592)
Selling, general and administrative	(2,637)	(3,044)	(5,563)	(4,710)
Total operating expenses	(3,327)	(4,574)	(7,387)	(7,302)
Loss from operations	(2,353)	(3,755)	(5,970)	(5,579)
Foreign exchange gain (loss)	(81)	17	(133)	42
Finance costs	(23)	(22)	(93)	(85)
Interest income	83	83	189	142
Other income (expense)	8	26	16	16
Change in fair value of warrant and DSU liabilities	(334)	1,755	(364)	1,755
Other income	(347)	1,859	(385)	1,870
Loss before income taxes	(2,700)	(1,896)	(6,355)	(3,709)
Income tax recovery (expense)	(1)	474	(1)	886
Net loss	(2,701)	(1,422)	(6,356)	(2,823)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(487)	(47)	(983)	(506)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit plans (note 8)	1,239		1,239
Comprehensive loss	$ (1,949)	$ (1,469)	$ (6,100)	$ (3,329)
Basic loss per share	$ (0.85)	$ (0.64)	$ (2.00)	$ (1.39)
Diluted loss per share	$ (0.85)	$ (0.64)	$ (2.00)	$ (1.39)
Weighted average number of shares outstanding basic	3,174,913	2,220,303	3,174,913	2,033,539
Weighted average number of shares outstanding diluted	3,174,913	2,220,303	3,174,913	2,033,539